PROPERTY, PLANT AND EQUIPMENT - Dispositions (Details) - CAD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2016
Alder Flats Plant Sale
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of working interest disposed of					35.00%
Gains on disposals of property, plant and equipment				$ 14.0
Production Facilities, West Central Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Losses on disposals of property, plant and equipment	$ 3.4
Oil and Gas Properties, West Pembina Area Of Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Losses on disposals of property, plant and equipment		$ 18.6
Proceeds from disposal of oil and gas assets		$ 16.0
Oil And Gas Properties, Strachan Area Of Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Losses on disposals of property, plant and equipment			$ 37.0
Proceeds from disposal of oil and gas assets			34.5
Oil and Gas Properties, Willesden Green Area Of Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of oil and gas assets			$ 20.0